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Nationwide(R) VLI
Separate Account-2
December 31, 1997

[THE BEST OF AMERICA(R) LOGO]

LifePlanning Series(R)

                                                                             '97
                                                                   ANNUAL REPORT

[NATIONWIDE LOGO]

                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio
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                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide VLI Separate Account-2.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.


                        /s/ Joseph J. Gasper, President
                           Joseph J. Gasper, President

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                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         450,365 shares (cost $3,528,940) ...................................................    $   3,711,009

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,251,568 shares (cost $13,536,259) ................................................       12,115,182

      American Century VP - American Century VP International (ACVPInt)
         962,266 shares (cost $6,644,002) ...................................................        6,581,900

      American Century VP - American Century VP Value (ACVPValue)
         247,477 shares (cost $1,686,843) ...................................................        1,715,016

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         288,951 shares (cost $6,988,377) ...................................................        7,215,109

      Dreyfus Stock Index Fund (DryStkIx)
         1,707,776 shares (cost $40,352,694) ................................................       43,975,229

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         15,469 shares (cost $435,161) ......................................................          431,598

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         57,884 shares (cost $1,280,956) ....................................................        1,202,834

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         2,871,655 shares (cost $56,323,170) ................................................       69,723,785

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,020,415 shares (cost $67,005,105) ................................................       74,957,386

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,852,037 shares (cost $23,041,039) ................................................       25,150,659

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         994,402 shares (cost $18,739,132) ..................................................       19,092,517

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,569,275 shares (cost $23,423,853) ................................................       28,262,651

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,444,442 shares (cost $24,113,457) ................................................       28,802,183

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         57,717 shares (cost $1,083,502) ....................................................        1,112,204

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         26,082 shares (cost $249,822) ......................................................          252,215

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,025,559 shares (cost $21,432,535) ................................................       21,752,099

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         792,837 shares (cost $9,071,723) ...................................................        9,022,484

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         41,137,522 shares (cost $41,137,522) ...............................................       41,137,522

                                                                     (Continued)

      Nationwide SAT - Small Company Fund (NSATSmCo)
         861,772 shares (cost $14,442,491) ..........................................      13,659,092

      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,556,451 shares (cost $61,467,891) ........................................      74,634,664

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         574,343 shares (cost $16,246,741) ..........................................      17,540,438

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         417,231 shares (cost $5,804,690) ...........................................       5,891,308

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,394,479 shares (cost $26,115,621) ........................................      28,726,274

      Oppenheimer VAF - Bond Fund (OppBdFd)
         740,592 shares (cost $8,732,177) ...........................................       8,820,455

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         774,702 shares (cost $13,493,381) ..........................................      16,555,373

      Oppenheimer VAF - Growth Fund (OppGro)
         19,076 shares (cost $615,472) ..............................................         618,841

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         726,507 shares (cost $10,917,824) ..........................................      12,357,889

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,170,744 shares (cost $20,723,927) ........................................      25,405,139

      Strong VIF - Strong Discovery Fund II (StDisc2)
         627,226 shares (cost $7,206,442) ...........................................       7,545,529

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         213,104 shares (cost $2,308,084) ...........................................       1,986,133

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         230,121 shares (cost $2,486,613) ...........................................       2,529,034

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         218,008 shares (cost $3,213,391) ...........................................       2,398,087

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         401,815 shares (cost $7,002,936) ...........................................       6,316,535

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         480,988 shares (cost $7,935,817) ...........................................       7,623,661

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         950,953 shares (cost $11,329,279) ..........................................       9,975,497

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         69,318 shares (cost $768,255) ..............................................         766,662

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         947,893 shares (cost $15,514,842) ..........................................      15,621,270
                                                                                        -------------
            Total investments .......................................................     655,185,463
   Accounts receivable ..............................................................       3,401,859
                                                                                        -------------
            Total assets ............................................................     658,587,322
ACCOUNTS PAYABLE ....................................................................               -
                                                                                        -------------
CONTRACT OWNERS' EQUITY (NOTE 8) ....................................................   $ 658,587,322
                                                                                        =============


See accompanying notes to financial statements.

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                        NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                 1997             1996             1995
                                                            -------------     ------------     ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ................................    $   9,547,366        6,387,808        4,182,333
   Mortality and expense charges (note 3)
         Single Premium contracts issued prior to
            April 16, 1990 .............................          (17,545)         (16,385)         (15,723)
         Single Premium contracts issued on or after
            April 16, 1990 .............................       (1,003,388)        (874,853)        (670,173)
         Multiple Payment and Flexible Premium contracts       (3,622,060)      (2,092,228)      (1,061,446)
                                                            -------------     ------------     ------------
      Net investment activity ..........................        4,904,373        3,404,342        2,434,991
                                                            -------------     ------------     ------------

   Proceeds from mutual fund shares sold ...............      443,749,426      275,979,207      163,574,836
   Cost of mutual funds sold ...........................     (409,583,997)    (266,008,543)    (154,208,870)
                                                            -------------     ------------     ------------
      Realized gain on investments .....................       34,165,429        9,970,664        9,365,966
   Change in unrealized gain on investments ............       31,280,650       12,175,328       17,134,325
                                                            -------------     ------------     ------------
      Net gain on investments ..........................       65,446,079       22,145,992       26,500,291
                                                            -------------     ------------     ------------
   Reinvested capital gains ............................       19,594,720       10,584,883        2,581,875
                                                            -------------     ------------     ------------
         Net increase in contract owners'
            equity resulting from operations ...........       89,945,172       36,135,217       31,517,157
                                                            -------------     ------------     ------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners .....      218,381,791      174,104,282      106,694,208
   Surrenders ..........................................      (11,960,967)      (6,124,049)      (4,970,867)
   Death benefits (note 4) .............................         (664,672)        (730,700)        (143,265)
   Policy loans (net of repayments) (note 5) ...........       (9,898,715)      (6,468,023)      (2,529,830)
   Deductions for surrender charges (note 2d) ..........       (1,603,674)        (721,263)        (364,725)
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c) .....      (34,553,252)     (24,075,896)     (14,110,656)
   Deductions for asset charges (note 3) ...............         (227,535)         (20,037)              --
                                                            -------------     ------------     ------------
         Net increase in equity transactions ...........      159,472,976      135,964,314       84,574,865
                                                            -------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................      249,418,148      172,099,531      116,092,022
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............      409,169,174      237,069,643      120,977,621
                                                            -------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................    $ 658,587,322      409,169,174      237,069,643
                                                            =============     ============     ============

See accompanying notes to financial statements.

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                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP International
                  (ACVPInt) (formerly TCI Portfolios - TCI International)
                American Century VP - American Century VP Value (ACVPValue)
                  (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

            Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan
                Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide
                SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs) (formerly
                  Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec) (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 and 1995 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990: Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

     For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

         -        Beginning unit value - Jan. 1

         - Reinvested capital gains and dividends (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual funds.)

         - Unrealized gain (loss) (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         - Asset charges (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

         -        Ending unit value - Dec. 31

         -        Percentage increase (decrease) in unit value.

(8)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each product in the accumulation phase.

     Contract owners' equity represented by:                                                       ANNUAL
                                                             UNITS      UNIT VALUE                 RETURN
                                                           ---------    ---------                 --------
Single Premium contracts issued prior to April 16, 1990:
   American Century VP - American Century
      VP Capital Appreciation ..........................      8,329    $23.049846    $  191,982     (4)%
   Dreyfus Stock Index Fund ............................      9,956     21.945853       218,493     32%
   Fidelity VIP - Equity-Income Portfolio ..............      6,812     37.884780       258,071     27%
   Fidelity VIP - Growth Portfolio .....................      5,177     42.050483       217,695     22%
   Fidelity VIP - High Income Portfolio ................      3,493     28.548032        99,718     17%
   Fidelity VIP - Overseas Portfolio ...................      5,108     21.717871       110,935     11%
   Fidelity VIP-II - Asset Manager Portfolio ...........      1,203     24.530415        29,510     20%
   Fidelity VIP-II - Contrafund Portfolio ..............      3,331     16.387248        54,586     23%
   Nationwide SAT -
      Capital Appreciation Fund ........................      2,373     24.356996        57,799     33%
   Nationwide SAT -
      Government Bond Fund .............................      2,159     21.554629        46,536      9%
   Nationwide SAT - Money Market Fund ..................      9,301     15.508767       144,247      4%
   Nationwide SAT - Small Company Fund .................        124     16.146794         2,002     16%
   Nationwide SAT - Total Return Fund ..................      2,904     34.253930        99,473     28%
   Neuberger &Berman AMT -
      Growth Portfolio .................................      5,113     31.739871       162,286     28%
   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio ..................      5,557     17.375997        96,558      6%
   Neuberger & Berman AMT -
      Partners Portfolio ...............................      2,379     22.629887        53,837     30%
   Strong Opportunity Fund II, Inc. ....................        456     26.626359        12,142     24%
   Van Eck WIT - Worldwide Bond Fund ...................         22     14.891060           328      1%
   Van Eck WIT -
      Worldwide Hard Assets Fund .......................      5,526     14.622970        80,807     (3)%
   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .............................      4,138     18.062622        74,743     20%
   Warburg Pincus Trust -
      International Equity Portfolio ...................      1,792     11.264405        20,186     (3)%
   Warburg Pincus Trust -
      Small Company Growth Portfolio ...................        134     16.093971         2,157     15%

Single Premium contracts issued on or
after April 16, 1990:
   American Century VP -
      American Century VP Balanced .....................     38,245     16.350628       625,330     14%
   American Century VP - American Century
      VP Capital Appreciation ..........................    129,674     15.434921     2,001,508     (5)%

                                                                     (Continued)

American Century VP -
   American Century VP International ....      109,065    13.757328     1,500,443     17%
American Century VP -
   American Century VP Value ............       36,293    12.622928       458,124     24%
The Dreyfus Socially Responsible
   Growth Fund, Inc. ....................       27,923    21.605205       603,282     27%
Dreyfus Stock Index Fund ................      252,267    21.622115     5,454,546     31%
Dreyfus VIF -
   Capital Appreciation Portfolio .......        8,365    10.192453        85,260      2%(a)
Dreyfus VIF -
   Growth and Income Portfolio ..........       11,510    11.456116       131,860     15%
Fidelity VIP - Equity-Income Portfolio ..      525,933    30.880183    16,240,907     26%
Fidelity VIP - Growth Portfolio .........      325,852    28.978553     9,442,719     22%
Fidelity VIP - High Income Portfolio ....      160,493    29.267460     4,697,222     16%
Fidelity VIP - Overseas Portfolio .......      310,985    15.587449     4,847,463     10%
Fidelity VIP-II - Asset Manager Portfolio      293,986    23.873730     7,018,542     19%
Fidelity VIP-II - Contrafund Portfolio ..      257,262    16.244815     4,179,174     23%
Fidelity VIP-III -
   Growth Opportunities Portfolio .......       31,619    10.932562       345,677      9%(a)
Morgan Stanley -
   Emerging Markets Debt Portfolio ......        5,443     9.810873        53,401     (2)%(a)
Nationwide SAT -
   Capital Appreciation Fund ............       71,279    23.875030     1,701,788     33%
Nationwide SAT -
   Government Bond Fund .................      255,535    17.806978     4,550,306      8%
Nationwide SAT - Money Market Fund ......    1,051,590    12.964662    13,633,509      4%
Nationwide SAT - Small Company Fund .....       79,580    16.023638     1,275,161     16%
Nationwide SAT - Total Return Fund ......      149,445    29.430261     4,398,205     28%
Neuberger &Berman AMT -
   Growth Portfolio .....................      135,697    22.311330     3,027,581     27%
Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ......      169,876    14.844266     2,521,685      5%
Neuberger &Berman AMT -
   Partners Portfolio ...................      233,445    22.361130     5,220,094     30%
Oppenheimer VAF - Bond Fund .............       89,920    17.910876     1,610,546      8%
Oppenheimer VAF -
   Global Securities Fund ...............      113,733    16.036486     1,823,878     21%
Oppenheimer VAF - Growth Fund ...........       10,788    10.428297       112,500      4%(a)
Oppenheimer VAF -
   Multiple Strategies Fund .............      152,543    21.638756     3,300,841     16%
Strong Opportunity Fund II, Inc. ........      132,285    26.101254     3,452,804     24%
Strong VIF - Strong Discovery Fund II ...       68,152    17.738866     1,208,939     10%
Strong VIF -
   Strong International Stock Fund II ...       40,251     9.511045       382,829    (15)%
Van Eck WIT - Worldwide Bond Fund .......       45,566    14.492332       660,358      1%
Van Eck WIT -
   Worldwide Emerging Markets Fund ......       35,382     8.793232       311,122    (13)%
Van Eck WIT -
   Worldwide Hard Assets Fund ...........      142,782    16.093994     2,297,933     (3)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .................       98,406    17.905659     1,762,024     20%
   Warburg Pincus Trust -
      International Equity Portfolio .......      134,117    11.166430     1,497,608     (4)%
   Warburg Pincus Trust -
      Post Venture Capital Portfolio .......       20,440    11.370593       232,415     12%
   Warburg Pincus Trust -
      Small Company Growth Portfolio .......      175,452    15.954033     2,799,167     14%

Multiple Payment contracts and
Flexible Premium contracts:
   American Century VP -
      American Century VP Balanced .........      162,980    16.822481     2,741,728     15%
   American Century VP - American Century
      VP Capital Appreciation ..............      655,176    14.709822     9,637,522     (4)%
   American Century VP -
      American Century VP International ....      333,719    13.994328     4,670,173     18%
   American Century VP -
      American Century VP Value ............       81,237    12.687534     1,030,697     25%
   The Dreyfus Socially Responsible
      Growth Fund, Inc. ....................      275,028    22.067304     6,069,126     27%
   Dreyfus Stock Index Fund ................    1,577,410    22.086039    34,838,739     32%
   Dreyfus VIF -
      Capital Appreciation Portfolio .......       33,449    10.216196       341,722      2%(a)
   Dreyfus VIF -
      Growth and Income Portfolio ..........       74,022    11.514756       852,345     15%
   Fidelity VIP - Equity-Income Portfolio ..    1,533,661    32.007773    49,089,073     27%
   Fidelity VIP - Growth Portfolio .........    2,133,432    29.627929    63,209,172     22%
   Fidelity VIP - High Income Portfolio ....      660,090    27.535006    18,175,582     17%
   Fidelity VIP - Overseas Portfolio .......      801,447    16.959418    13,592,075     11%
   Fidelity VIP-II - Asset Manager Portfolio      930,767    21.747656    20,242,001     20%
   Fidelity VIP-II - Contrafund Portfolio ..    1,351,683    16.448700    22,233,428     23%
   Fidelity VIP-III -
      Growth Opportunities Portfolio .......       55,769    10.958018       611,118     10%(a)
   Morgan Stanley -
      Emerging Markets Debt Portfolio ......       16,674     9.833749       163,968     (2)%(a)
   Nationwide SAT -
      Capital Appreciation Fund ............      755,171    24.563746    18,549,829     33%
   Nationwide SAT -
      Government Bond Fund .................      237,476    16.735906     3,974,376      9%
   Nationwide SAT - Money Market Fund ......    1,823,184    12.754301    23,253,438      4%
   Nationwide SAT - Small Company Fund .....      690,077    16.199871    11,179,158     16%
   Nationwide SAT - Total Return Fund ......    2,342,232    28.233403    66,129,180     28%
   Neuberger &Berman AMT -
      Growth Portfolio .....................      628,860    22.117203    13,908,624     28%
   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio ......      178,356    14.349688     2,559,353      6%


                                                                     (Continued)

   Neuberger &Berman AMT -
      Partners Portfolio ................    928,663    22.746051    21,123,416     30%
   Oppenheimer VAF - Bond Fund ..........    381,236    17.086434     6,513,964      8%
   Oppenheimer VAF -
      Global Securities Fund ............    855,620    16.380762    14,015,708     21%
   Oppenheimer VAF - Growth Fund ........     40,779    10.452595       426,246      5%(a)
   Oppenheimer VAF -
      Multiple Strategies Fund ..........    387,094    21.450954     8,303,536     16%
   Strong Opportunity Fund II, Inc. .....    791,884    26.851737    21,263,461     24%
   Strong VIF - Strong Discovery Fund II     337,867    18.249145     6,165,784     11%
   Strong VIF -
      Strong International Stock Fund II     140,532     9.615755     1,351,321    (14)%
   Van Eck WIT - Worldwide Bond Fund ....    121,423    13.690999     1,662,402      2%
   Van Eck WIT -
      Worldwide Emerging Markets Fund ...    222,956     8.838307     1,970,554    (12)%
   Van Eck WIT -
      Worldwide Hard Assets Fund ........    212,577    17.834480     3,791,200     (2)%
   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio ..............    275,704    18.130321     4,998,602     21%
   Warburg Pincus Trust -
      International Equity Portfolio ....    651,598    11.306660     7,367,397     (3)%
   Warburg Pincus Trust -
      Post Venture Capital Portfolio ....     44,199    11.428806       505,142     12%
   Warburg Pincus Trust -
      Small Company Growth Portfolio ....    712,489    16.154327    11,509,780     15%

Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:
   American Century VP -
      American Century VP Balanced ......     27,206    12.659036       344,402     16%
   American Century VP - American Century
      VP Capital Appreciation ...........     32,542     8.821378       287,065     (3)%
   American Century VP -
      American Century VP International .     32,515    12.781185       415,580     19%
   American Century VP -
      American Century VP Value .........     17,691    12.791587       226,296     26%
   The Dreyfus Socially Responsible
      Growth Fund, Inc. .................     37,804    14.359114       542,832     28%
   Dreyfus Stock Index Fund .............    228,273    15.236658     3,478,118     33%
   Dreyfus VIF -
      Capital Appreciation Portfolio ....        450    10.254291         4,614      3%(a)
   Dreyfus VIF -
      Growth and Income Portfolio .......     18,834    11.609215       218,648     16%
   Fidelity VIP - Equity-Income Portfolio    299,539    13.822981     4,140,522     28%
   Fidelity VIP - Growth Portfolio ......    162,254    12.898986     2,092,912     23%
   Fidelity VIP - High Income Portfolio .    171,832    12.743794     2,189,792     18%
   Fidelity VIP - Overseas Portfolio ....     45,600    11.900892       542,681     12%

Fidelity VIP-II - Asset Manager Portfolio..      73,280     13.298253          974,496      21%
Fidelity VIP-II - Contrafund Portfolio ....     167,595     13.965921        2,340,619      24%
Fidelity VIP-III -
   Growth Opportunities Portfolio .........      13,840     10.998857          152,224      10%(a)
Morgan Stanley -
   Emerging Markets Debt Portfolio ........       3,497      9.870449           34,517      (1)%(a)
Nationwide SAT -
   Capital Appreciation Fund ..............      92,414     15.614947        1,443,040      34%
Nationwide SAT -
   Government Bond Fund ...................      38,575     11.711522          451,772      10%
Nationwide SAT - Money Market Fund ........     680,581     10.882768        7,406,605       5%
Nationwide SAT - Small Company Fund .......      99,062     12.350345        1,223,450      17%
Nationwide SAT - Total Return Fund ........     270,928     14.813042        4,013,268      29%
Neuberger & Berman AMT -
   Growth Portfolio .......................      35,081     12.732630          446,673      29%
Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ........      63,831     11.183579          713,859       7%
Neuberger & Berman AMT -
   Partners Portfolio .....................     154,752     15.062681        2,330,980      31%
Oppenheimer VAF - Bond Fund ...............      60,188     11.629634          699,964       9%
Oppenheimer VAF -
   Global Securities Fund .................      53,741     13.263226          712,779      22%
Oppenheimer VAF - Growth Fund .............       7,635     10.491590           80,103       5%(a)
Oppenheimer VAF -
   Multiple Strategies Fund ...............      58,544     12.821215          750,605      17%
Strong Opportunity Fund II, Inc. ..........      50,153     13.507426          677,438      25%
Strong VIF - Strong Discovery Fund II .....      15,515     11.010302          170,825      11%
Strong VIF -
   Strong International Stock Fund II .....      28,984      8.695226          252,022     (14)%
Van Eck WIT - Worldwide Bond Fund .........      19,142     10.767851          206,118       2%
Van Eck WIT -
   Worldwide Emerging Markets Fund ........      13,242      8.910909          117,998     (12)%
Van Eck WIT -
   Worldwide Hard Assets Fund .............      14,793      9.887286          146,263      (2)%
Van Kampen American Capital LIT -
   Morgan Stanley Real Estate
   Securities Portfolio ...................      47,746     16.610019          793,062      21%
Warburg Pincus Trust -
   International Equity Portfolio .........     112,574      9.710827        1,093,187      (2)%
Warburg Pincus Trust -
   Post Venture Capital Portfolio .........       2,527     11.522579           29,118      13%
Warburg Pincus Trust -
   Small Company Growth Portfolio .........     116,237     11.365509        1,321,093      16%
                                                =======     =========    -------------
                                                                         $ 658,587,322
                                                                         =============

(a) This investment option was not being utilized for the entire period.

                                                                      Schedule I

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                   ACVPCapAp         DryStkIx        FidVIPEI         FidVIPGr         FidVIPHI         FidVIPOv
                                 ------------     ------------     ------------     ------------     ------------     ------------
1997***

Beginning unit value - Jan. 1    $  24.053649        16.663330        29.854628        34.379126        24.493313        19.654083
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                         .485163          .958001         3.077613         1.268399         1.954453         1.709218
                                 ------------     ------------     ------------     ------------     ------------     ------------

Unrealized gain (loss)              (1.263148)        4.511423         5.277194         6.771006         2.351846          .559210
                                 ------------     ------------     ------------     ------------     ------------     ------------

Asset charges                        (.225818)        (.186901)        (.324655)        (.368048)        (.251580)        (.204640)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  23.049846        21.945853        37.884780        42.050483        28.548032        21.717871
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             (4)%             32%              27%              22%              17%              11%
                                 ============     ============     ============     ============     ============     ============


1996

Beginning unit value - Jan. 1    $  25.381408               **        26.373971        30.259267        21.685282        17.526172
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                        2.847171                          1.217030         2.174262         1.977825          .431349
                                 ------------     ------------     ------------     ------------     ------------     ------------


Unrealized gain (loss)              (3.934619)                         2.528645         2.256603         1.050520         1.872575
                                 ------------     ------------     ------------     ------------     ------------     ------------


Asset charges                        (.240311)                         (.265018)        (.311006)        (.220314)        (.176013)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  24.053649                         29.854628        34.379126        24.493313        19.654083
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             (5)%                              13%              14%              13%              12%
                                 ============     ============     ============     ============     ============     ============


1995

Beginning unit value - Jan. 1    $  19.544976               **        19.708533        22.566466        18.151674        16.131866
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                         .022491                          1.542607          .124738         1.314664          .123427
                                 ------------     ------------     ------------     ------------     ------------     ------------


Unrealized gain (loss)               6.032555                          5.341041         7.828480         2.410020         1.428229
                                 ------------     ------------     ------------     ------------     ------------     ------------


Asset charges                        (.218614)                         (.218210)        (.260417)        (.191076)        (.157350)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  25.381408                         26.373971        30.259267        21.685282        17.526172
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             30%                               34%              34%              19%               9%
                                 ============     ============     ============     ============     ============     ============


                                      FidVIPAM         FidVIPCon       NSATCapAp         NSATGvtBd
                                    ------------     ------------     ------------     ------------
1997***

Beginning unit value - Jan. 1          20.525705        13.326381        18.283070        19.842234
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                           2.507226          .410019          .742935         1.267003
                                    ------------     ------------     ------------     ------------

Unrealized gain (loss)                  1.712461         2.792665         5.535524          .639911
                                    ------------     ------------     ------------     ------------

Asset charges                           (.214977)        (.141817)        (.204533)        (.194519)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            24.530415        16.387248        24.356996        21.554629
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                20%              23%              33%               9%
                                    ============     ============     ============     ============


1996

Beginning unit value - Jan. 1          18.081878               **               **        19.357639
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                           1.189904                                           1.200383
                                    ------------     ------------     ------------     ------------


Unrealized gain (loss)                  1.435663                                           (.533024)
                                    ------------     ------------     ------------     ------------


Asset charges                           (.181740)                                          (.182764)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            20.525705                                          19.842234
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                14%                                                 3%
                                    ============     ============     ============     ============


1995

Beginning unit value - Jan. 1          15.607540               **               **        16.457035
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                            .327932                                           1.167149
                                    ------------     ------------     ------------     ------------


Unrealized gain (loss)                  2.304058                                           1.903991
                                    ------------     ------------     ------------     ------------


Asset charges                           (.157652)                                          (.170536)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            18.081878                                          19.357639
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                16%                                                18%
                                    ============     ============     ============     ============


* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995


                                  NSATMyMkt         NSATSmCo        NSATTotRe        NBAMTGro      NBAMTLMat       NBAMTPart
                                 ------------     ------------    ------------    ------------    ------------    ------------
1997***

Beginning unit value - Jan. 1    $  14.875178        13.890860       26.717684       24.838185       16.433880       17.406201
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .778864          .440845        1.558497        2.183777         .969363         .864780
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000         1.957974        6.272453        4.993139         .133106        4.551693
                                 ------------     ------------    ------------    ------------    ------------    ------------


Asset charges                        (.145275)        (.142885)       (.294704)       (.275230)       (.160352)       (.192787)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  15.508767        16.146794       34.253930       31.739871       17.375997       22.629887
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           4%              16%             28%             28%              6%             30%
                                 ============     ============    ============    ============    ============    ============




Beginning unit value - Jan. 1    $  14.287454               **       22.138653       22.976381       15.906671              **
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .727569                         1.479674        2.084651        1.338753
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000                         3.328301         .004126        (.659070)
                                 ------------     ------------    ------------    ------------    ------------    ------------

Asset charges                        (.139845)                        (.228944)       (.226973)       (.152474)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  14.875178                        26.717684       24.838185       16.433880
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           4%                              21%              8%              3%
                                 ============     ============    ============    ============    ============    ============


1995

Beginning unit value - Jan. 1    $  13.652006               **       17.312690       17.608267       14.475203              **
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .768745                         1.720678         .623265         .804090
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000                         3.293404        4.945641         .771696
                                 ------------     ------------    ------------    ------------    ------------    ------------


Asset charges                        (.133297)                        (.188119)       (.200792)       (.144318)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  14.287454                        22.138653       22.976381       15.906671
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           5%                              28%             30%             10%
                                 ============     ============    ============    ============    ============    ============



                                    StOpp2         VEWrldBd       VEWrldHAs         MSRESec
                                 ------------    ------------    ------------    ------------
1997***

Beginning unit value - Jan. 1       21.426416       14.682655       15.014547       15.011508
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                        2.183305         .475835         .655044        2.041009
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               3.245388        (.129445)       (.902356)       1.163065
                                 ------------    ------------    ------------    ------------


Asset charges                        (.228750)       (.137985)       (.144265)       (.152960)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         26.626359       14.891060       14.622970       18.062622
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          24%              1%             (3)%            20%
                                 ============    ============    ============    ============


                                                                                         1996

Beginning unit value - Jan. 1       18.309087       14.458585       12.839256       10.784280
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .861320         .394300         .272272         .288822
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               2.443023        (.034088)       2.040791        4.051625
                                 ------------    ------------    ------------    ------------

Asset charges                        (.187014)       (.136142)       (.137772)       (.113219)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         21.426416       14.682655       15.014547       15.011508
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          17%              2%             17%             39%
                                 ============    ============    ============    ============


1995

Beginning unit value - Jan. 1       14.690448       12.443161       11.677805       10.000000
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .761035        1.008475         .115292         .092106
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               3.013032        1.138120        1.160549         .740132
                                 ------------    ------------    ------------    ------------


Asset charges                        (.155428)       (.131171)       (.114390)       (.047958)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         18.309087       14.458585       12.839256       10.784280
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          25%             16%             10%              8%(b)
                                 ============    ============    ============    ============



* An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                    WPIntEq         WPSmCoGr
                                 ------------     ------------
1997***

Beginning unit value - Jan. 1    $  11.634515        14.048996
                                 ------------     ------------


Reinvested capital gains
   and dividends                      .721426          .000000
                                 ------------     ------------


Unrealized gain (loss)               (.974429)        2.183432
                                 ------------     ------------


Asset charges                        (.117107)        (.138457)
                                 ------------     ------------


Ending unit value - Dec. 31      $  11.264405        16.093971
                                 ------------     ------------


Percentage increase (decrease)
   in unit value*                          (3)%             15%
                                 ============     ============




1996

Beginning unit value - Jan. 1    $  10.679811               **
                                 ------------     ------------


Reinvested capital gains
   and dividends                      .226874
                                 ------------     ------------


Unrealized gain (loss)                .835595
                                 ------------     ------------


Asset charges                        (.107765)
                                 ------------     ------------


Ending unit value - Dec. 31      $  11.634515
                                 ------------     ------------


Percentage increase (decrease)
in unit value*                              9%
                                 ============     ============



1995

Beginning unit value - Jan. 1              **               **
                                 ------------     ------------


Reinvested capital gains
and dividends
                                 ------------     ------------


Unrealized gain (loss)
                                 ------------     ------------


Asset charges
                                 ------------     ------------


Ending unit value - Dec. 31
                                 ------------     ------------


Percentage increase (decrease)
in unit value*
                                 ============     ============



* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                              ACVPBAL         ACVPCAPAP         ACVPINT         ACVPVALUE         DRYSRGRO
                                            ----------       ---------        ----------       ----------       ----------
1997
Beginning unit value - Jan. 1               $14.303509        16.163625        11.748051        10.142583        17.041821
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .804637          .325754          .402865          .154473          .696492
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                        1.443113         (.847176)        1.778602         2.474066         4.123199
                                            ----------       ----------       ----------       ----------       ----------
Asset charges                                 (.200631)        (.207282)        (.172190)        (.148194)        (.256307)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                 $16.350628        15.434921        13.757328        12.622928        21.605205
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  14%             (5)%              17%              24%              27%
                                            ==========       ==========       ==========       ==========       ==========

1996
Beginning unit value - Jan. 1               $12.914886        17.116040        10.403803               **        14.242220
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .609960         1.918348          .247063               --          .735836
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                         .954721        (2.649394)        1.239275               --         2.266937
                                            ----------       ---------        ----------       ----------       ----------
Asset charges                                 (.176058)        (.221369)        (.142090)              --         (.203172)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                 $14.303509        16.163625         11.748051              --         17.041821
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  11%             (6)%              13%               --              20%
                                            ==========       ==========       ==========       ==========       ==========

1995
Beginning unit value - Jan. 1               $10.801955        13.226279         9.392654               **        10.722275
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .305779          .015219          .000000               --          .392053
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                        1.961461         4.076606         1.136602               --         3.289798
                                            ----------       ----------       ----------       ----------       ----------
Asset charges                                (.154309)         (.202064)        (.125453)              --         (.161906)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                $12.914886         17.116040        10.403803               --        14.242220
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                 20%               29%              11%               --              33%
                                            ==========       ==========       ==========       ==========       ==========





                                              DRYSTKIX         DRYCAPAP        DRYGRINC         FIDVIPEI         FIDVIPGR
                                            ----------       ----------      ----------       ----------       ----------
1997
Beginning unit value - Jan. 1                16.474993        10.000000        9.986945        24.419978        23.774932
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .944651          .084439         .949964         2.516481          .876852
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        4.454866          .168744         .659324         4.306453         4.674425
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.252395)        (.060730)       (.140117)        (.362729)        (.347656)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  21.622115        10.192453       11.456116        30.880183        28.978553
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  31%             2%(b)            15%              26%              22%
                                            ==========       ==========      ==========       ==========       ==========

1996
Beginning unit value - Jan. 1                13.621789               **              **        21.648958        20.999607
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .587431               --              --          .998669         1.508424
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        2.459672               --              --         2.069513         1.561724
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.193899)              --              --         (.297162)        (.294823)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  16.474993               --              --        24.419978        23.774932
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  21%               --              --              13%              13%
                                            ==========       ==========      ==========       ==========       ==========

1995
Beginning unit value - Jan. 1                10.088849               **              **        16.234159        15.715602
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .361339               --              --         1.269479          .086841
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        3.326196               --              --         4.390826         5.444880
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.154595)              --              --         (.245506)        (.247716)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  13.621789               --              --        21.648958        20.999607
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  35%             --                --              33%              34%
                                            ==========       ==========      ==========       ==========       ==========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             FIDVIPHI          FIDVIPOV         FIDVIPAM        FIDVIPCON        FIDVIPGROP
                                             --------          --------         --------        ---------        ----------
1997

Beginning unit value - Jan. 1               $25.198564        14.155666        20.046209        13.256842        10.000000
                                            ----------        ---------        ---------        ---------        ---------

Reinvested capital gains
and dividends                                 2.010016         1.230611         2.447787          .407735          .000000
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.412412          .402500         1.666528         2.772953          .995976
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.353532)        (.201328)        (.286794)        (.192715)        (.063414)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $29.267460        15.587449        23.873730        16.244815        10.932562
                                            ----------        ---------        ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                                  16%              10%              19%              23%             9%(b)
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $22.388295        12.667544        17.721708        11.071965               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 2.041281          .311669         1.165823          .104326               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.079684         1.350232         1.401973         2.236026               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.310696)        (.173779)        (.243295)        (.155475)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $25.198564        14.155666        20.046209        13.256842               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  13%              12%              13%              20%               --
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $18.805616        11.700527        15.350115        10.000000               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.361583          .089493          .322418          .142783               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.491513         1.033414         2.260958          .998389               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.270417)        (.155890)        (.211783)        (.069207)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $22.388295        12.667544        17.721708        11.071965               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  19%               8%              15%            11%(b)              --
                                            ==========        =========        =========        =========        =========




                                             MSEMMKT         NSATCAPAP        NSATGVTBD        NSATMYMKT        NSATSMCO
                                             -------         ---------        ---------        ---------        --------
1997

Beginning unit value - Jan. 1               10.000000        17.984058        16.449774        12.479104        13.833221
                                            ---------        ---------        ---------        ---------        ---------

Reinvested capital gains
and dividends                                 .380433          .728536         1.048107          .652320          .437491
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.509130)        5.437239          .529384          .000000         1.947285
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.060430)        (.274803)        (.220287)        (.166762)        (.194359)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                  9.810873        23.875030        17.806978        12.964662        16.023638
                                            ---------        ---------        ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                              (2)%(b)             33%               8%               4%              16%
                                             ========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1                      **        14.444672        16.104612        12.028786        11.410311
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .749268          .996469          .611421          .133295
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.998693         (.443598)         .000000         2.456523
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.208575)        (.207709)        (.161103)        (.166908)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        17.984058        16.449774         12.479104       13.833221
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              25%               2%                4%             21%
                                             ========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1                      **        11.312336        13.739287         11.534440       10.000000
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .642275          .972265           .648458         .017459
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.653961         1.587542           .000000        1.418328
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.163900)        (.194482)         (.154112)       (.025476)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        14.444672        16.104612         12.028786       11.410311
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              28%              17%                4%           14%(b)
                                             ========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             NSATTOTRE         NBAMTGRO        NBAMTLMAT        NBAMTPART         OPPBDFD
                                             ---------         --------        ---------        ---------         -------
1997
Beginning unit value - Jan. 1               $23.035683        17.521012        14.088625        17.259712        16.608318
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.339626         1.539595          .830565          .857026         1.104155
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        5.402014         3.515921          .112862         4.505516          .420527
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.347062)        (.265198)        (.187786)        (.261124)        (.222124)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $29.430261        22.311330        14.844266        22.361130        17.910876
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              27%               5%              30%               8%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $19.154939        16.264834        13.684722        13.495873        16.056725
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.276326          1.474851        1.151075          .549661         1.030165
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.875006          .000818         (.567983)        3.411340         (.269155)
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.270588)        (.219491)        (.179189)        (.197162)        (.209417)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $23.035683        17.521012        14.088625        17.259712        16.608318
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%               8%               3%              28%               3%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $15.031721        12.508337        12.496729        10.018146        13.903136
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.489410          .442496          .693794          .081860          .956955
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.856936         3.508824          .664378         3.550382         1.391543
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.223128)        (.194823)        (.170179)        (.154515)        (.194909)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $19.154939        16.264834        13.684722        13.495873        16.056725
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  27%              30%              10%              35%              15%
                                            ==========        =========        =========        =========        =========



                                            OPPGISEC           OPPGRO          OPPMULT          STOPP2           STDISC2
                                            --------           ------          -------          ------           -------
1997
Beginning unit value - Jan. 1               13.270426        10.000000        18.701076        21.077454        16.133543
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .168504          .000000         1.441360         2.145928          .000000
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.793865          .491636         1.760353         3.185243         1.826618
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.196309)        (.063339)        (.264033)        (.307371)        (.221295)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 16.036486        10.428297        21.638756        26.101254        17.738866
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 21%             4%(b)             16%              24%              10%
                                            =========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               11.413379               **        16.404926        18.074367        16.214896
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .000000               --         1.247087          .849403         3.300617
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.016448               --         1.276232         2.405871        (3.177170)
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.159401)              --         (.227169)        (.252187)        (.204800)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 13.270426               --        18.701076        21.077454        16.133543
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 16%               --              14%              17%             (1)%
                                            =========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               11.309050               **        13.693997        14.552799        12.144445
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .297396               --         1.103154          .753037          .211667
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.045694)              --         1.805769         2.978850         4.042004
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.147373)              --         (.197994)        (.210319)        (.183220)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 11.413379               --        16.404926        18.074367        16.214896
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  1%               --              20%              24%              34%
                                            =========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                             STINTSTK2         VEWRLDBD        VEWRLDEMKT       VEWRLDHAS         MSRESEC
                                             ---------         --------        ----------       ---------         -------
1997

Beginning unit value - Jan. 1               $11.141803        14.339608        10.077849        16.582948        14.933196
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .468352          .464588          .040302          .723268         2.023697
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                       (1.953789)        (.127783)       (1.180028)        (.994564)        1.156620
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.145321)        (.184081)        (.144891)        (.217658)        (.207854)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $ 9.511045        14.492332         8.793232        16.093994        17.905659
                                            ----------        ---------        ---------        ---------       ----------
Percentage increase (decrease)
in unit value*(a)                                (15)%               1%            (13)%             (3)%              20%
                                            ==========        =========        =========        =========       ==========

1996
Beginning unit value - Jan. 1               $10.226632        14.170551               **        14.230388        10.765797
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .050938          .385883               --          .301335          .287384
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                        1.007488         (.034573)              --         2.259820         4.034391
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.143255)        (.182253)              --         (.208595)       (.154376)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $11.141803        14.339608               --        16.582948       14.933196
                                            ----------        ---------        ---------        ---------       ----------

Percentage increase (decrease)
in unit value*(a)                                   9%               1%               --              17%             39%
                                            ==========        =========        =========        =========       ==========

1995
Beginning unit value - Jan. 1               $10.000000        12.237880               **        12.988341       10.000000
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .041085          .990055               --          .127947         .091962
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                         .209467         1.118852               --         1.287916         .739397
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.023920)        (.176236)              --         (.173816)       (.065562)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $10.226632        14.170551               --        14.230388       10.765797
                                            ----------        ---------        ---------        ---------       ----------
Percentage increase (decrease)
in unit value*(a)                                 2%(b)            16%                --              10%            8%(b)
                                            ==========        =========        =========        =========       ==========




                                              WPINTEQ         WPPVENCAP         WPSMCOGR
                                              -------         ---------         --------
1997

Beginning unit value - Jan. 1                11.573771        10.163791        13.975650
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .715241          .001645          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                        (.963430)        1.343613         2.166520
                                             ---------        ---------        ---------
Asset charges                                 (.159152)        (.138456)        (.188137)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  11.166430        11.370593        15.954033
                                             ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 (4)%              12%              14%
                                             =========        =========        =========

1996
Beginning unit value - Jan. 1                10.661502               **        12.430586
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .225731               --          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                         .833478               --         1.720228
                                             ---------        ---------        ---------
Asset charges                                 (.146940)              --         (.175164)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  11.573771               --        13.975650
                                             ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                                   9%               --              12%
                                             =========        =========        =========

1995
Beginning unit value - Jan. 1                10.000000               **        10.000000
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .077347               --          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                         .650501               --         2.501606
                                             ---------        ---------        ---------
Asset charges                                 (.066346)              --         (.071020)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  10.661502               --        12.430586
                                             ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 7%(b)              --            24%(b)
                                             =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                              ACVPBAL         ACVPCAPAP          ACVPINT        ACVPVALUE         DRYSRGRO
                                              -------         ---------          -------        ---------         --------
1997
Beginning unit value - Jan. 1               $14.642920        15.327392        11.890858        10.143687        17.319589
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .824605          .309262          .408237          .154643          .711304
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.481680         (.805571)        1.802759         2.480646         4.197125
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.126724)        (.121261)        (.107526)        (.091442)        (.160714)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $16.822481        14.709822        13.994328        12.687534        22.067304
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  15%             (4)%              18%              25%              27%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $13.155049        16.149061        10.477472        10.000000        14.401809
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .622373         1.812196          .249286          .000000          .747630
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .976138         2.505020         1.252389          .145457         2.296912
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.110640)        (.128845)        (.088289)        (.001770)        (.126762)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $14.642920        15.327392        11.890858        10.143687        17.319589
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  11%             (5)%              13%             1%(b)             20%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $10.948128        12.417011         9.412116               **        10.788547
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .310910          .014289          .000000               --          .396430
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.992508         3.834812         1.142911               --         3.317353
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.096497)        (.117051)        (.077555)              --         (.100521)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $13.155049         16.149061       10.477472               --        14.401809
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%              30%              11%               --              33%
                                            ==========        =========        =========        =========        =========




                                            DRYSTKIX          DRYCAPAP        DRYGRINC         FIDVIPEI         FIDVIPGR
                                            --------          --------        --------         --------         --------
1997
Beginning unit value - Jan. 1               16.744674        10.000000        9.988034        25.185570        24.186560
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .963779          .084621         .953991         2.596690          .892486
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       4.535869          .168989         .659188         4.456322         4.767095
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.158283)        (.037414)       (.086457)        (.230809)        (.218212)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 22.086039        10.216196       11.514756        32.007773        29.627929
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 32%             2%(b)            15%              27%              22%
                                            =========        =========       =========        =========        =========

1996
Beginning unit value - Jan. 1               13.775382               **              **        22.215745        21.256059
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .596225               --              --         1.025291         1.527554
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       2.494042               --              --         2.132663         1.587071
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.120975)              --              --         (.188129)        (.184124)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 16.744674               --              --        25.185570        24.186560
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 22%               --              --              13%              14%
                                            =========        =========       =========        =========        =========

1995
Beginning unit value - Jan. 1               10.151919               **              **        16.576413        15.828463
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .364933               --              --         1.297971          .087506
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       3.354508               --              --         4.496038         5.494030
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.095978)              --              --         (.154677)        (.153940)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 13.775382               --              --        22.215745        21.256059
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 36%               --              --              34%              34%
                                            =========        =========       =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             FIDVIPHI          FIDVIPOV         FIDVIPAM        FIDVIPCON       FIDVIPGROP
                                             --------          --------         --------        ---------       ----------
1997

Beginning unit value - Jan. 1               $23.588786        15.324813        18.169993        13.356323        10.000000
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.882562         1.332926         2.219812          .411003          .000000
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.267847          .436152         1.518239         2.801162          .997084
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.204189)        (.134473)        (.160388)        (.119788)        (.039066)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $27.535006        16.959418        21.747656        16.448700        10.958018
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  17%              11%              20%              23%            10%(b)
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $20.852993        13.645033        15.982529        11.099135               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.902180          .335875         1.051899          .104631               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.012148         1.459385         1.270941         2.248711               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.178535)        (.115480)        (.135376)        (.096154)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $23.588786        15.324813        18.169993        13.356323               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  13%              12%              14%              20%               --
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $17.428943        12.540728        13.774855        10.000000               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.262495          .095965          .289466          .143118               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.316172         1.111417         2.035460          .998657               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.154617)        (.103077)        (.117252)        (.042640)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $20.852993        13.645033        15.982529        11.099135               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%               9%              16%            11%(b)              --
                                            ==========        =========        =========        =========        =========




                                             MSEMMKT         NSATCAPAP        NSATGVTBD        NSATMYMKT         NSATSMCO
                                             -------         ---------        ---------        ---------         --------
1997

Beginning unit value - Jan. 1               10.000000        18.410667        15.383251        12.214743        13.915643
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .381254          .749108          .983193          .640005          .442290
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.510280)        5.577539          .496554          .000000         1.962570
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                (.037225)        (.173568)        (.127092)        (.100447)        (.120632)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                  9.833749        24.563746        16.735906        12.754301        16.199871
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                              (2)%(b)             33%               9%               4%              16%
                                             ========        =========        =========       ==========        =========

1996
Beginning unit value - Jan. 1                      **        14.713230        14.984933        11.714295        11.420759
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .766553          .930103          .596995          .133983
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         3.061949         (.412550)         .000000         2.463983
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.131065)        (.119235)        (.096547)        (.103082)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        18.410667        15.383251        12.214743        13.915643
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              25%               3%               4%              22%
                                             ========        =========        =========       ==========        =========

1995
Beginning unit value - Jan. 1                      **        11.465403        12.720514        11.176411        10.000000
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .653781          .903001          .629782          .017475
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.696528         1.472503          .000000         1.418968
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.102482)        (.111085)        (.091898)        (.015684)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        14.713230        14.984933        11.714295        11.420759
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              28%              18%               5%            14%(b)
                                             ========        =========        =========       ==========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             NSATTOTRE         NBAMTGRO        NBAMTLMAT        NBAMTPART         OPPBDFD
                                             ---------         --------        ---------        ---------         -------
1997
Beginning unit value - Jan. 1               $21.988773        17.282005        13.551318        17.469360        15.764821
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.284328         1.519798          .799524          .868124         1.051063
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        5.164704         3.476793          .110278         4.571636          .400626
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.204402)        (.161393)        (.111432)        (.163069)        (.130076)
                                            ----------        ---------        ---------        ---------        ---------

Ending unit value - Dec. 31                 $28.233403        22.117203        14.349688         22.746051       17.086434
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              28%               6%              30%               8%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $18.192762        15.962482        13.096811        13.591346        15.164813
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.217547         1.448641         1.102543          .554011          .975830
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.737018          .003774         (.542247)        3.446498         (.253799)
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.158554)        (.132892)        (.105789)        (.122495)        (.122023)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $21.988773        17.282005        13.551318        17.469360        15.764821
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  21%               8%               3%              29%               4%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $14.205723        12.214794        11.900389        10.038887        13.065574
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.413734          .432461          .661221          .082096          .902009
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.703396         3.432609          .635177         3.565899         1.310232
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.130091)        (.117382)        (.099976)        (.095536)        (.113002)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $18.192762        15.962482        13.096811        13.591346        15.164813
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              31%              10%              35%              16%
                                            ==========        =========        =========        =========        =========




                                             OPPGISEC          OPPGRO          OPPMULT           STOPP2          STDISC2
                                             --------          ------          -------           ------          -------
1997
Beginning unit value - Jan. 1               13.487753        10.000000        18.446363        21.575419        16.514861
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .171449          .000000         1.424675         2.199285          .000000
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.844659          .491618         1.740590         3.271150         1.874039
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.123099)        (.039023)        (.160674)        (.194117)        (.139755)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 16.380762        10.452595        21.450954        26.851737        18.249145
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 21%             5%(b)             16%              24%              11%
                                            =========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               11.542134               **        16.100377        18.408627        16.514850
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .000000               --         1.226905          .866384         3.367146
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.045080               --         1.256649         2.458870       (.3.238459)
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.099461)              --         (.137568)        (.158462)        (.128676)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 13.487753               --        18.446363        21.575419        16.514861
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 17%               --              15%              17%               0%
                                            =========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               11.379737               **        13.372968        14.748256        12.307607
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .299595               --         1.079776          .764407          .215562
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.045711)              --         1.766931         3.027469         4.106245
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.091487)              --         (.119298)        (.131505)        (.114564)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 11.542134               --        16.100377        18.408627        16.514850
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  1%               --              20%              25%              34%
                                            =========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             STINTSTK2         VEWRLDBD        VEWRLDEMKT       VEWRLDHAS         MSRESEC
                                             ---------         --------        ----------       ---------         -------
1997
Beginning unit value - Jan. 1               $11.208230        13.479157        10.078948        18.284590        15.045195
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .471812          .436884          .040323          .797803         2.048475
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (1.974108)        (.118284)       (1.191572)       (1.099846)        1.165854
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.090179)        (.106758)        (.089392)        (.148067)        (.129203)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $ 9.615755        13.690999         8.838307        17.834480        18.130321
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                (14)%               2%            (12)%             (2)%              21%
                                            ==========        =========        =========        =========        =========


1996
Beginning unit value - Jan. 1               $10.236021        13.253457        10.000000        15.612002        10.792212
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .051144          .361660          .000000          .331277          .289441
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.009533         (.030793)         .080699         2.482492         4.059026
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.088468)        (.105167)        (.001751)        (.141181)        (.095484)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $11.208230        13.479157        10.078948        18.284590        15.045195
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                   9%               2%             1%(b)             17%              39%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $10.000000        11.388987               **        14.178501        10.000000
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .041121          .923751               --          .140115          .092168
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .209625         1.041904               --         1.410450          .740443
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.014725)        (.101185)              --         (.117064)        (.040399)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $10.236021        13.253457               --        15.612002        10.792212
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 2%(b)             16%               --              10%             8%(b)
                                            ==========        =========        =========        =========        =========



                                             WPINTEQ         WPPVENCAP         WPSMCOGR
                                             -------         ---------         --------
1997
Beginning unit value - Jan. 1               11.660648        10.164897        14.080553
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .724094          .001654          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                       (.979169)        1.347681         2.190720
                                            ---------        ---------        ---------
Asset charges                                (.098913)        (.085426)        (.116946)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 11.306660        11.428806        16.154327
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                (3)%              12%              15%
                                            =========        =========        =========


1996
Beginning unit value - Jan. 1               10.687672               **        12.461074
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .227366               --          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                        .836487               --         1.727810
                                            ---------        ---------        ---------
Asset charges                                (.090877)              --         (.108331)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 11.660648               --        14.080553
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  9%               --              13%
                                            =========        =========        =========

1995
Beginning unit value - Jan. 1               10.000000               **        10.000000
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .077521               ==          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                        .651025               --         2.504833
                                            ---------        ---------        ---------
Asset charges                                (.040874)              --         (.043759)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 10.687672               --        12.461074
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                7%(b)              --            25%(b)
                                            =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                              ACVPBAL         ACVPCAPAP        ACVPINT         ACVPVALUE        DRYSRGRO
                                              -------         ---------        -------         ---------        --------
1997
Beginning unit value - Jan. 1               $10.931147        9.118427        10.773558        10.145455        11.180091
                                            ----------       ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .616626         .184328          .370567          .154914          .462754
                                            ----------       ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.111263        (.481377)        1.637060         2.491218         2.716269
                                            ----------       ---------        ---------        ---------        ---------
Asset charges                                  .000000         .000000          .000000          .000000          .000000
                                            ----------       ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $12.659036        8.821378        12.781185        12.791587        14.359114
                                            ----------       ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  16%            (3)%              19%              26%              28%
                                            ==========       =========        =========        =========        =========


1996
Beginning unit value - Jan. 1               $10.000000       10.000000        10.000000               **        10.000000
                                            ----------       ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .122861         .000000          .224735               --          .482403
                                            ----------       ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .808286        (.881573)         .548823               --          .697688
                                            ----------       ---------        ---------        ---------        ---------
Asset charges                                  .000000         .000000          .000000               --          .000000
                                            ----------       ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $10.931147        9.118427        10.773558               --        11.180091
                                            ----------       ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 9%(b)         (9)%(b)            8%(b)              --            12%(b)
                                            ==========       =========        =========        =========        =========




                                            DRYSTKIX         DRYCAPAP         DRYGRINC         FIDVIPEI         FIDVIPGR
                                            --------         --------         --------         --------         --------
1997
Beginning unit value - Jan. 1               11.459856        10.000000        9.989781        10.790149        10.446167
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .663632          .084913         .960475         1.113391          .385777
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       3.113170          .169378         .658959         1.919441         2.067042
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                 .000000          .000000         .000000          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 15.236658        10.254291       11.609215        13.822981        12.898986
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 33%             3%(b)            16%              28%              23%
                                            =========        =========       ---------        =========        =========


1996
Beginning unit value - Jan. 1               10.000000               **              **        10.000000        10.000000
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .358216               --              --          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       1.101640               --              --          .790149          .446167
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                 .000000               --              --          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 11.459856               --              --        10.790149        10.446167
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                               15%(b)              --              --             8%(b)            4%(b)
                                            =========        =========       ---------        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                       FIDVIPHI             FIDVIPOV           FIDVIPAM          FIDVIPCON            FIDVIPGROP
                                     ------------         ------------        ------------      ------------        ------------
1997
  Beginning unit value - Jan. 1      $  10.830462            10.668178           11.022140         11.249999           10.000000
                                     ------------         ------------        ------------      ------------        ------------

  Reinvested capital gains
     and dividends ...........            .865053              .928652            1.347657           .346467             .000000
                                     ------------         ------------        ------------      ------------        ------------
  Unrealized gain (loss) .....           1.048279              .304062             .928456          2.369455             .998857
                                     ------------         ------------        ------------      ------------        ------------
  Asset charges ..............            .000000              .000000             .000000           .000000             .000000
                                     ------------         ------------        ------------      ------------        ------------
  Ending unit value - Dec. 31        $  12.743794            11.900892           13.298253         13.965921           10.998857
                                     ------------         ------------        ------------      ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 18%                  12%                 21%               24%                 10%(b)
                                     ============         ============        ============      ============        ============

1996

  Beginning unit value - Jan. 1      $  10.000000            10.000000           10.000000         10.000000                  **
                                     ------------         ------------        ------------      ------------        ------------
  Reinvested capital gains
     and dividends ...........            .000000              .000000             .000000           .000000                  --
                                     ------------         ------------        ------------      ------------        ------------
  Unrealized gain (loss) .....            .830462              .668178            1.022140          1.249999                  --
                                     ------------         ------------        ------------      ------------        ------------
  Asset charges ..............            .000000              .000000             .000000           .000000                  --
                                     ------------         ------------        ------------      ------------        ------------
  Ending unit value - Dec. 31        $  10.830462            10.668178           11.022140         11.249999                  --
                                     ------------         ------------        ------------      ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                  8%(b)                7%(b)              10%(b)            12%(b)              --
                                     ============         ============        ============      ============        ============


                                       MSEMMKT           NSATCAPAP            NSATGVTBD          NSATMYMKT             NSATSMCO
                                     ------------       ------------         ------------       ------------        ------------
1997
  Beginning unit value - Jan. 1         10.000000          11.610340            10.679205          10.339005           10.524418
                                     ------------       ------------         ------------       ------------        ------------

  Reinvested capital gains
     and dividends ...........            .382570            .475750              .685934            .543763             .337176
                                     ------------       ------------         ------------       ------------        ------------
  Unrealized gain (loss) .....           (.512121)          3.528857              .346383            .000000            1.488751
                                     ------------       ------------         ------------       ------------        ------------
  Asset charges ..............            .000000            .000000              .000000            .000000             .000000
                                     ------------       ------------         ------------       ------------        ------------
  Ending unit value - Dec. 31            9.870449          15.614947            11.711522          10.882768           12.350345
                                     ------------       ------------         ------------       ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 (1)%(b)            34%                  10%                 5%                 17%
                                     ============       ============         ============       ============        ============


1996

  Beginning unit value - Jan. 1                **         10.000000            10.000000          10.000000           10.000000
                                     ------------      ------------         ------------       ------------        ------------
  Reinvested capital gains
     and dividends ...........                 --           .445367              .489314            .339005             .095576
                                     ------------      ------------         ------------       ------------        ------------
  Unrealized gain (loss) .....                 --          1.164973              .189891            .000000             .428842
                                     ------------      ------------         ------------       ------------        ------------
  Asset charges ..............                 --           .000000              .000000            .000000             .000000
                                     ------------      ------------         ------------       ------------        ------------
  Ending unit value - Dec. 31                  --         11.610340            10.679205          10.339005           10.524418
                                     ------------      ------------         ------------       ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 --                16%(b)                7%(b)              3%(b)               5%(b)
                                     ============      ============         ============       ============        ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                     NSATTOTRE            NBAMTGRO         NBAMTLMAT             NBAMTPART            OPPBDFD
                                   ------------         ------------      ------------         ------------         ------------
1997
  Beginning unit value - Jan. 1    $  11.444877             9.869834         10.477247            11.476324            10.644626
                                   ------------         ------------      ------------         ------------         ------------
  Reinvested capital gains
    and dividends ............          .673155              .869066           .618940              .571031              .712931
                                   ------------         ------------      ------------         ------------         ------------
  Unrealized gain (loss) .....         2.695010             1.993730           .087392             3.015326              .272077
                                   ------------         ------------      ------------         ------------         ------------
  Asset charges ..............          .000000              .000000           .000000              .000000              .000000
                                   ------------         ------------      ------------         ------------         ------------
  Ending unit value - Dec. 31      $  14.813042            12.732630         11.183579            15.062681            11.629634
                                   ------------         ------------      ------------         ------------         ------------
  Percentage increase (decrease)
    in unit value*(a) ........               29%                  29%                7%                  31%                   9%
                                   ============         ============      ============         ============         ============

1996
  Beginning unit value - Jan. 1    $  10.000000            10.000000         10.000000            10.000000            10.000000
                                   ------------         ------------      ------------         ------------         ------------
  Reinvested capital gains
    and dividends ............          .580169              .000000           .000000              .000000              .479143
                                   ------------         ------------      ------------         ------------         ------------
  Unrealized gain (loss) .....          .864708             (.130166)          .477247             1.476324              .165483
                                   ------------         ------------      ------------         ------------         ------------
  Asset charges ..............          .000000              .000000           .000000              .000000              .000000
                                   ------------         ------------      ------------         ------------         ------------
  Ending unit value - Dec. 31      $  11.444877             9.869834         10.477247            11.476324            10.644626
                                   ------------         ------------      ------------         ------------         ------------
  Percentage increase (decrease)
    in unit value*(a) ........               14%(b)          (1)%(b)                 5%(b)               15%(b)                6%(b)
                                   ============         ============      ============         ============         ============


                                     OPPGISEC              OPPGRO             OPPMULT              STOPP2           STDISC2
                                   ------------         ------------       ------------         ------------      ------------
1997
  Beginning unit value - Jan. 1       10.833847            10.000000          10.937578            10.766829          9.884557
                                   ------------         ------------       ------------         ------------      ------------
  Reinvested capital gains
    and dividends ............          .137952              .000000            .847553             1.099641           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Unrealized gain (loss) .....         2.291427              .491590           1.036084             1.640956          1.125745
                                   ------------         ------------       ------------         ------------      ------------
  Asset charges ..............          .000000              .000000            .000000              .000000           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Ending unit value - Dec. 31         13.263226            10.491590          12.821215            13.507426         11.010302
                                   ------------         ------------       ------------         ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               22%                   5%(b)             17%                  25%               11%
                                   ============         ============       ============         ============      ============

1996

  Beginning unit value - Jan. 1       10.000000                   **          10.000000            10.000000         10.000000
                                   ------------         ------------       ------------         ------------      ------------
  Reinvested capital gains
    and dividends ............          .000000                   --            .402281              .045100           .520758
                                   ------------         ------------       ------------         ------------      ------------
  Unrealized gain (loss) .....          .833847                   --            .535297              .721729          (.636201)
                                   ------------         ------------       ------------         ------------      ------------
  Asset charges ..............          .000000                   --            .000000              .000000           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Ending unit value - Dec. 31         10.833847                   --          10.937578            10.766829          9.884557
                                   ------------         ------------       ------------         ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........                8%(b)               --                  9%(b)                8%(b)            (1)%(b)
                                   ============         ============       ============         ============      ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                    STINTSTK2              VEWRLDBD             VEWRLDEMKT             VEWRLDHAS
                                   ------------          ------------          ------------          ------------
1997
  Beginning unit value - Jan. 1    $  10.054422             10.516764             10.080710             10.056004
                                   ------------          ------------          ------------          ------------
  Reinvested capital gains
    and dividends ............          .424202               .341084               .040355               .439048
                                   ------------          ------------          ------------          ------------
  Unrealized gain (loss) .....        (1.783398)             (.089997)            (1.210156)             (.607766)
                                   ------------          ------------          ------------          ------------
  Asset charges ..............          .000000               .000000               .000000               .000000
                                   ------------          ------------          ------------          ------------
  Ending unit value - Dec. 31      $   8.695226             10.767851              8.910909              9.887286
                                   ------------          ------------          ------------          ------------
  Percentage increase (decrease)
    in unit value*(a) ........              (14)%                   2%                  (12)%                  (2)%
                                   ============          ============          ============          ============


1996
 Beginning unit value - Jan. 1    $  10.000000             10.000000                    **             10.000000
                                   ------------          ------------          ------------          ------------
  Reinvested capital gains
    and dividends ............          .045738               .280847                    --               .181335
                                   ------------          ------------          ------------          ------------
  Unrealized gain (loss) .....          .008684               .235917                    --              (.125331)
                                   ------------          ------------          ------------          ------------
  Asset charges ..............          .000000               .000000                    --               .000000
                                   ------------          ------------          ------------          ------------
  Ending unit value - Dec. 31      $  10.054422             10.516764                    --             10.056004
                                   ------------          ------------          ------------          ------------
  Percentage increase (decrease)
    in unit value*(a) ........                1%(b)                 5%(b)                --                     1%(b)
                                   ============          ============          ============          ============


                                      MSRESEC          WPINTEQ           WPPVENCAP         WPSMCOGR
                                   ------------      ------------       ------------      ------------
1997
  Beginning unit value - Jan. 1       13.673840          9.935018          10.166668          9.827590
                                   ------------      ------------       ------------      ------------
  Reinvested capital gains
    and dividends ............         1.875805           .621718            .001667           .000000
                                   ------------      ------------       ------------      ------------
  Unrealized gain (loss) .....         1.060374          (.845909)          1.354244          1.537919
                                   ------------      ------------       ------------      ------------
  Asset charges ..............          .000000           .000000            .000000           .000000
                                   ------------      ------------       ------------      ------------
  Ending unit value - Dec. 31         16.610019          9.710827          11.522579         11.365509
                                   ------------      ------------       ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               21%               (2)%               13%               16%
                                   ============      ============       ============      ============


1996

  Beginning unit value - Jan. 1       10.000000         10.000000                 **         10.000000
                                   ------------      ------------       ------------      ------------
  Reinvested capital gains
    and dividends ............          .255666           .193639               --             .000000
                                   ------------      ------------       ------------      ------------
  Unrealized gain (loss) .....         3.418174          (.258621)              --            (.172410)
                                   ------------      ------------       ------------      ------------
  Asset charges ..............          .000000           .000000               --             .000000
                                   ------------      ------------       ------------      ------------
  Ending unit value - Dec. 31         13.673840          9.935018               --            9.827590
                                   ------------      ------------       ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               37%(b)            (1)%(b)                              (2)%(b)
                                   ============      ============       ============      ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.


See note 7.

                          Independent Auditors' Report


TheBoard of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                                                    Bulk Rate
                                                                  U.S. Postage
                                                                      PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company